Offerings	Apr. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock") underlying warrants to purchase Common Stock
Amount Registered | shares	9,981,091
Proposed Maximum Offering Price per Unit	0.5234
Maximum Aggregate Offering Price	$ 5,224,103.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 721.45
Offering Note	The shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), offered hereby also include such presently indeterminate number of shares of Common Stock as a result of stock splits, stock dividends or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee at a fee rate of 0.00013810 ($138.10 per $1 million), the proposed maximum offering price per share is $0.5234, which is the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on March 31, 2026, which date is within five business days prior to filing this registration statement. Represents an aggregate of 20,335,491 shares of Common Stock registered for sale by the selling stockholders named in this registration statement consisting of: 10,354,400 shares of Common Stock issuable upon conversion of shares of the Company's Series B preferred stock, 9,607,273 shares of Common Stock underlying those certain warrants issued by the Company pursuant to a securities purchase agreement and 373,818 shares of Common Stock underlying those certain warrants issued to a financial advisor, all in certain transactions described herein (after giving effect to certain potential anti-dilution and other adjustments).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock") underlying convertible Preferred Stock
Amount Registered | shares	10,354,400
Proposed Maximum Offering Price per Unit	0.5234
Maximum Aggregate Offering Price	$ 5,419,493.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 748.43
Offering Note	The shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), offered hereby also include such presently indeterminate number of shares of Common Stock as a result of stock splits, stock dividends or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee at a fee rate of 0.00013810 ($138.10 per $1 million), the proposed maximum offering price per share is $0.5234, which is the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on March 31, 2026, which date is within five business days prior to filing this registration statement. Represents an aggregate of 20,335,491 shares of Common Stock registered for sale by the selling stockholders named in this registration statement consisting of: 10,354,400 shares of Common Stock issuable upon conversion of shares of the Company's Series B preferred stock, 9,607,273 shares of Common Stock underlying those certain warrants issued by the Company pursuant to a securities purchase agreement and 373,818 shares of Common Stock underlying those certain warrants issued to a financial advisor, all in certain transactions described herein (after giving effect to certain potential anti-dilution and other adjustments).